Document And Entity Information	3 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Entity Registrant Name	XCel Brands, Inc.
Entity Central Index Key	0001083220
Entity Filer Category	Smaller Reporting Company
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar. 31, 2014